CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net Income	$ 383	$ 357
Other comprehensive income /(loss):
Foreign currency translation	(67)	115
Net change in accumulated comprehensive income (loss)	(67)	115
Comprehensive income	$ 316	$ 472